UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and address of issuer:

Merrill Lynch Real Investment Fund
(formerly Merrill Lynch Real Asset Fund)
800 Scudders Mill Road
Plainsboro, NJ  08536

2. The name of each series or class of securities for which this Form is filed:
(If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):   [ X ]

3. Investment Company Act File Number: 811-21486
   Securities Act File Number:         333-111815

4(a).  Last day of fiscal year for which this Form is filed: November 30, 2005

4(b). [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

(i)     Aggregate sale price of
        securities sold during the
        fiscal year pursuant to section
        24(f):                               $45,045,423

(ii)    Aggregate price of securities
        redeemed or repurchased during
        the fiscal
        year:                                -$28,981,947

(iii)   Aggregate price of securities
        redeemed or repurchased during
        any prior fiscal year ending no
        earlier than October 11, 1995
        that were not previously used to
        reduce registration fees payable
        to the Commission:                   $0

(iv)    Total available redemption
        credits [add Items 5(ii) and
        5(iii)]:                             -$28,981,947

(v)     Net sales - if Item 5(i)is
        greater than Item 5(iv)
        [subtract Item 5(iv) from Item
        5(i)]:                               $16,063,476


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(vi)    Redemption credits available for
        use in future years - if Item
        5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item
        5(i)]:                               $0

(vii)   Multiplier for determining
        registration fee (See
        Instruction C.9)                     x 0.000107

(viii)  Registration fee due [multiply
        Item 5(v) by Item 5(vii)] (enter
        "0" if no fee is due):               $1,719

6.  Prepaid Shares

If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of shares or other
units) deducted here:                        0

If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years, then
state that number here:                      0

7. Interest due - If this Form is being
filed more than 90 days after the end of
the issuer's fiscal year (see
Instruction D):                              $12.15

8. Total of the amount of the
registration fee due plus any interest
due [line 5(viii) plus line 7]               $1,731.15

9.  Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:   July 7, 2006

          Method of Delivery:

                              [X] Wire Transfer

                              [ ] Mail or other means


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                                   SIGNATURES*

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        By:     /s/ Donald C. Burke
                                                ------------------------
                                        Name:   Donald C. Burke
                                        Title:  Vice President and Treasurer

Date:  July 7, 2006

* Please print the name and title of the signing officer below the signature.